Debt, net of unamortized deferred financing cost (Tables)	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
The following tables summarize outstanding debt obligations of the Company as of March 31, 2023 (Successor):

	As of March 31, 2023 (Successor)
(in thousands)	Debt Outstanding	Net Carrying Value (1)	Fair Value (2)
Credit Agreement
Term Loans	$98,750	$97,001	$98,750
Revolving Credit Facility	36,250	36,250	36,250
Promissory Notes	$—	$—	$—

Total Debt	$135,000	$133,251	$135,000

(1)	Represents debt outstanding net of unamortized debt issuance costs.
(2)
The fair value of the Term Loans and Revolving Credit Facility approximates carrying value as of March 31, 2023 due to the recent issuance of the debt instruments. The fair value is categorized as Level 3 under ASC 820.

The following tables summarize outstanding debt obligations of the Company as of December 31, 2022 (Predecessor):

	As of December 31, 2022 (Predecessor)
(Dollars in Thousands)	Debt Outstanding	Net Carrying Value (1)
Term Loan	$5,760	$5,760
Revolving Credit Facility	14,050	14,050
Promissory Notes	1,377	1,377

Total Debt	$21,187	$21,187

(1)	There were no unamortized debt issuance costs as of December 31, 2022 (Predecessor).

Schedule of Maturities of Long-Term Debt
Future maturities of the Term Loans as of March 31, 2023 (Successor), are as follows:

(Dollars in Thousands)	Aggregate Maturities
Rest of 2023	$3,750
2024	$5,000
2025	$7,500
2026	$10,000
2027	$10,000
Thereafter	$62,500

Total	$98,750